Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2006
Prospectus



Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective February 1, 2007, the following information replaces information for VIP Growth Opportunities Portfolio found in the "Fund Summary" section on page 7.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Effective February 1, 2007, the following information supplements information for VIP Growth Opportunities Portfolio found under the heading "Principal Investment Risks"in the "Fund Summary" section on page 7.

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following information supplements information found in the "Performance" section on page 38.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index have changed. Going forward, the following indexes will be used to represent each fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information will replace the similar information for VIP Asset Manager Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 47.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40 bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

VIPIS2-07-01 January 18, 2007
1.816774.120

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information will replace the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 46.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Effective February 1, 2007, the following information replaces information for VIP Growth Opportunities Portfolio found in the "Fund Basics" section on page 50.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 51.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information will supplement that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 55.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the similar information found in the "Valuing Shares" section beginning on page 57.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. VIP Money Market may also be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information supplements information found in the "Dividends and Capital Gains Distributions" section on page 60.

Any day VIP Money Market is open despite an unexpected close of the NYSE will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information for Jason Weiner found in the "Fund Management" section on page 63.

Jason Weiner no longer serves as vice president and associate portfolio manager of VIP Contrafund.

The following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section on page 63.

Jason Weiner is vice president and manager of VIP: Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Stephen DuFour found in the "Fund Management" section on page 64.

Richard Fentin is vice president and manager of VIP: Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

The following information replaces the biographical information for Brian Hogan found in the "Fund Management" section on page 64.

Charles Hebard is manager of VIP Value Leaders Portfolio, which he has managed since September 2006. Since joining Fidelity Investments in 1999, Mr. Hebard has worked as a research analyst. Prior to joining Fidelity, Mr. Hebard was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 64.

Matthew Friedman is manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information supplements the information found in the "Fund Management" section on page 64.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of VIP Disciplined Small Cap and VIP Index 500, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity Investments where he worked from May 1999 to July 2006.

The following information replaces the biographical information for Patrick Waddell found in the "Fund Management" section on page 64.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of VIP Disciplined Small Cap and VIP Index 500 since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and VIP Index 500 since 2004 and with VIP Disciplined Small Cap since the fund's inception. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus



Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective February 1, 2007, the following information replaces information for VIP Growth Opportunities Portfolio found in the "Fund Summary" section on page 7.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Effective February 1, 2007, the following information supplements information for VIP Growth Opportunities Portfolio found under the heading "Principal Investment Risks"in the "Fund Summary" section on page 7.

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following information supplements information found in the "Performance" section on page 24.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index have changed. Going forward, the following indexes will be used to represent each fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information will replace the similar information for VIP Asset Manager Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 32.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40% bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

VIPINV-07-01 January 18, 2007
1.821023.116

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information will replace the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 32.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Effective February 1, 2007, the following information replaces information for VIP Growth Opportunities Portfolio found in the "Fund Basics" section on page 35.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 36.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information will supplement that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 39.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the similar information found in the "Valuing Shares" section on page 42.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. VIP Money Market may also be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information supplements information found in the "Dividends and Capital Gains Distributions" section on page 44.

Any day VIP Money Market is open despite an unexpected close of the NYSE will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information for Jason Weiner found in the "Fund Management" section on page 47.

Jason Weiner no longer serves as vice president and associate portfolio manager of VIP Contrafund.

The following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section on page 47.

Jason Weiner is vice president and manager of VIP: Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Stephen DuFour found in the "Fund Management" section on page 48.

Richard Fentin is vice president and manager of VIP: Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

The following information replaces the biographical information for Brian Hogan found in the "Fund Management" section on page 48.

Charles Hebard is manager of VIP Value Leaders Portfolio, which he has managed since September 2006. Since joining Fidelity Investments in 1999, Mr. Hebard has worked as a research analyst. Prior to joining Fidelity, Mr. Hebard was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 48.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces the biographical information for Patrick Waddell found in the "Fund Management" section on page 48.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of the fund since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and the fund since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

The following information supplements the biographical information found in the "Fund Management" section on page 48.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of the fund, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity where he worked from May 1999 to July 2006.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus



Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective February 1, 2007, the following information replaces information for VIP Growth Opportunities Portfolio found in the "Fund Summary" section beginning on page 6.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Effective February 1, 2007, the following information supplements information for VIP Growth Opportunities Portfolio found under the heading "Principal Investment Risks"in the "Fund Summary"section on page 7.

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following information supplements information found in the "Performance" section on page 21.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index have changed. Going forward, the following indexes will be used to represent each fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information will replace the similar information for VIP Asset Manager Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 29.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40% bond class, and 10% short-term/money market class.

VIPICSD-07-02 January 18, 2007
1.816775.120

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information will replace the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 29.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Effective February 1, 2007, the following information replaces information for VIP Growth Opportunities Portfolio found in the "Fund Basics" section on page 32.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 34.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information will supplement that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 37.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the similar information found in the "Valuing Shares" section beginning on page 39.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. VIP Money Market may also be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information supplements information found in the "Dividends and Capital Gains Distributions" section on page 42.

Any day VIP Money Market is open despite an unexpected close of the NYSE will not be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information for Jason Weiner found in the "Fund Management" section on page 45.

Jason Weiner no longer serves as vice president and associate portfolio manager of VIP Contrafund.

The following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section on page 45.

Jason Weiner is vice president and manager of VIP: Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Stephen DuFour found in the "Fund Management" section on page 46.

Richard Fentin is vice president and manager of VIP: Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

The following information replaces the biographical information for Brian Hogan found in the "Fund Management" section on page 46.

Charles Hebard is manager of VIP Value Leaders Portfolio, which he has managed since September 2006. Since joining Fidelity Investments in 1999, Mr. Hebard has worked as a research analyst. Prior to joining Fidelity, Mr. Hebard was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 46.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces the biographical information for Patrick Waddell found in the "Fund Management" section on page 46.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of the fund since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and the fund since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

The following information supplements the biographical information found in the "Fund Management" section on page 46.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of the fund, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity where he worked from May 1999 to July 2006.